DISPOSAL OF ASSETS	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
DISPOSAL OF ASSETS

4. DISPOSAL OF ASSETS

In March 2017, along with its institutional partners, Brookfield Renewable sold its interest in two wind facilities in Ireland, with a combined capacity of 137 MW, to a third party. Gross cash consideration consisted of €147 million ($155 million), inclusive of working capital adjustments. The resulting loss on disposition of €5 million ($5 million), net of €5 million ($5 million) of transaction costs, was recognized in the audited annual consolidated statements of income within Other. Brookfield Renewable’s interest was approximately 40%.

As a result of the disposition, the post-tax accumulated revaluation surplus of €44 million ($47 million) was reclassified from other comprehensive income directly to equity. Further, other comprehensive loss of €3 million ($3 million) post-tax on interest rate swaps which had been designated as hedges was reclassified to the audited annual consolidated statements of income.

Summarized financial information relating to the disposal of the facilities is shown below:

(MILLIONS)
Net proceeds, including working capital adjustments and transaction costs	$150
Carrying value
Assets	353
Liabilities	(198)
155
Loss on disposal	$(5)